Note 20 - Trade Receivables, Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade receivables, prepayments and other receivables [text block]
	As of	As of
[US$ thousands]	December 31,	December 31,
Trade receivables	2017	2018
Trade receivables	14,072	24,594
Unbilled receivables	17,001	12,874
Total	31,073	37,468
	As of	As of
[US$ thousands]	December 31,	December 31,
Other receivables	2017	2018
VAT	367	754
Receivable from Otello Corporation ASA	2,945	1,267
Escrow account pledged as loan for joint venture	2,508	—
Other	2,046	5,102
Total	7,866	7,123
	As of	As of
	December 31,	December 31,
[US$ thousands]	2017	2018
Prepayments
Prepaid expenses (1)	2,167	14,372
Total	2,167	14,372

Provision for impairment of trade receivables [text block]
[US$ thousands]	As of December 31,	As of December 31,
Provision for impairment of trade receivables	2017	2018
As of period start, as previously reported	—	1,837
Impact of IFRS 9	—	100
As of period start, restated	—	1,937
Change in the period	1,837	(318)
As of period end	1,837	1,619

Disclosure of aging of trade receivables [text block]
[US$ thousands]		Neither past due	Past due
Aging analysis of trade receivables	Total	nor impaired	<30 days	31-60 days	61-90 days	>90 days
As of December 31, 2017	14,072	4,172	1,597	1,390	518	6,395
As of December 31, 2018	24,594	15,603	3,252	2,588	690	2,460